Share-Based Compensation (Details 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Summary of restricted stock unit activity under share based compensation plans
Shares, Balance beginning of year		2,929
Weighted Average Grant Date Fair Value, Balance beginning of year		$ 38.71
Shares, Granted		1,750
Weighted Average Grant Date Fair Value, Granted		$ 43.03
Shares, Vested		(858)
Weighted Average Grant Date Fair Value, Vested		$ 37.19
Shares, Forfeited		(327)
Weighted Average Grant Date Fair Value, Forfeited		$ 37.62
Shares, Balance end of year		3,494	2,929
Weighted Average Grant Date Fair Value, Balance end of year		$ 41.35	$ 38.71
Time Based Stock Options [Member]
Summary of option activity under share based compensation plans
Shares, Balance beginning of year		7,983	10,200
Weighted Average Exercise Price, Balance beginning of year	[1]	$ 35.95
Options, Granted		1,069
Weighted Average Exercise Price, Granted	[1]	$ 41.00
Options, Exercised		(2,795)
Weighted Average Exercise Price, Exercised	[1]	$ 34.65
Options, Forfeited		(362)
Weighted Average Exercise Price, Forfeited	[1]	$ 37.31
Options, Expired		(212)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	[1]	$ 36.05
Shares, Balance end of year		5,683	7,983
Weighted Average Exercise Price, Balance end of year	[1]	$ 37.45	$ 35.95
Weighted Average Remaining Contractual Term, end of year		5 years
Aggregate Intrinsic Value, end of year		$ 42
Options vested or expected to vest at December 31, 2011		5,131
Weighted Average Exercise Price, Options vested or expected to vest at December 31,2011	[1]	$ 37.41
Weighted Average Remaining Contractual Term, Options vested or expected to vest at December 31,2011		5 years
Aggregate Intrinsic Value, Options vested or expected to vest at December 31,2011		$ 38
Options exercisable at December 31, 2011		2,712
Weighted Average Exercise Price, Options exercisable at December 31,2011	[1]	$ 35.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		4 years
Aggregate Intrinsic Value, Options Exercisable at December 31,2011		$ 24
Performance Based Stock Options [Member]
Summary of option activity under share based compensation plans
Shares, Balance beginning of year		5,260	6,500
Weighted Average Exercise Price, Balance beginning of year	[1]	$ 32.80
Options, Exercised		(1,201)
Weighted Average Exercise Price, Exercised	[1]	$ 29.46
Options, Forfeited		(392)
Weighted Average Exercise Price, Forfeited	[1]	$ 33.86
Shares, Balance end of year		3,667	5,260
Weighted Average Exercise Price, Balance end of year	[1]	$ 33.78	$ 32.80
Weighted Average Remaining Contractual Term, end of year		3 years
Aggregate Intrinsic Value, end of year		$ 40
Options vested or expected to vest at December 31, 2011		3,376
Weighted Average Exercise Price, Options vested or expected to vest at December 31,2011	[1]	$ 33.64
Weighted Average Remaining Contractual Term, Options vested or expected to vest at December 31,2011		3 years
Aggregate Intrinsic Value, Options vested or expected to vest at December 31,2011		$ 38
Options exercisable at December 31, 2011		2,829
Weighted Average Exercise Price, Options exercisable at December 31,2011	[1]	$ 32.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		3 years
Aggregate Intrinsic Value, Options Exercisable at December 31,2011		$ 34

[1]	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2014.